Segmented information (FY)	6 Months Ended	12 Months Ended
	Jan. 31, 2025	Jul. 31, 2024
Segmented Information [Abstract]
Segmented information
16.	Segmented information
The Company operates in one reportable operating segment – the development and monetization of environmental assets. The Company has not generated revenue to date and as such has no reportable segment revenues. The Company’s assets are located in Canada.

DevvStream Holdings, Inc. [Member]
Segmented Information [Abstract]
Segmented information
12.	Segmented information
The Company operates in one reportable operating segment – the development and monetization of environmental assets. The Company has not generated revenue to date and as such has no reportable segment revenues. The Company’s assets are located in Canada.